Goodwill and Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Acquired Intangible Assets

NOTE 11 – GOODWILL AND OTHER ACQUIRED INTANGIBLE ASSETS

Goodwill

Changes to the carrying amount of goodwill by reporting unit for the years ended December 31, 2014 and 2013 are provided in the following table.

(Dollars in thousands)	IBERIABANK	IMC	LTC	Total
Balance, December 31, 2012	$373,905	$23,178	$4,789	$401,872
Goodwill acquired during the year	—	—	—	—

Balance, December 31, 2013	373,905	$23,178	$4,789	401,872
Goodwill acquired during the year	115,278	—	376	115,654

Balance, December 31, 2014	$489,183	$23,178	$5,165	$517,526

The goodwill acquired in 2014 was a result of the Trust One-Memphis, Teche, First Private, The Title Company, LLC and Louisiana Abstract and Title, LLC acquisitions. See Note 4 for further information.

The Company performed the required annual goodwill impairment test as of October 1, 2014. The Company’s annual impairment test did not indicate impairment in any of the Company’s reporting units as of the testing date. Subsequent to the testing date, management has evaluated the events and changes that could indicate that goodwill might be impaired and concluded that a subsequent test is not required.

Prior to 2012, the Company recognized goodwill impairment of $9.7 million at the Company’s LTC reporting unit based on a decrease in operating revenue and income, which resulted in the conclusion that the fair value of LTC may have been reduced below its carrying amount.

Title Plant

The Company held title plant assets recorded in “Other assets” on the consolidated balance sheets totaling $6.7 million at both December 31, 2014 and 2013, respectively. No events or changes in circumstances occurred during 2014 or 2013 to suggest the carrying value of the title plant was not recoverable.

Intangible assets subject to amortization

Definite-lived intangible assets had the following carrying values included in “Other assets” on the Company’s consolidated balance sheets as of December 31:

	2014			2013
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$55,949	$(36,354)	$19,595	$45,406	$(30,784)	$14,622
Customer relationship intangible asset	1,348	(822)	526	1,348	(631)	717
Non-compete agreement	163	(82)	81	—	—	—
Other intangible assets	205	(46)	159	—	—	—

Total	$57,665	$(37,304)	$20,361	$46,754	$(31,415)	$15,339

The related amortization expense of intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2012	$5,150
2013	4,720
2014	5,807

Estimated amortization expense for the years ended December 31:
2015	$5,646
2016	5,187
2017	3,586
2018	2,597
2019	1,877
2020 and thereafter	1,468